OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 27, 2018
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges
Other gains and charges in the Consolidated Statements of Comprehensive Income consist of the following (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Restaurant impairment charges	$10,930	$5,190	$10,651
Restaurant closure charges	7,522	4,084	3,780
Hurricane-related costs, net of recoveries	5,097	—	—
Cyber security incident charges	2,000	—	—
Sale-leaseback transaction charges	1,976	—	—
Lease guarantee charges	1,943	1,089	—
Accelerated depreciation	1,932	1,988	—
Remodel-related costs	1,486	—	—
Foreign currency transaction loss	1,171	—	—
Severance and other benefits	306	6,591	3,304
Gain on the sale of assets, net	(293)	(2,659)	(2,858)
Information technology restructuring	—	2,739	—
Impairment of investment	—	—	1,000
Acquisition costs	—	—	700
Impairment of intangible assets	—	—	392
Litigation	—	—	(3,191)
Other	430	3,633	3,402
	$34,500	$22,655	$17,180